Average Annual Total Returns - Western Asset SMASh Series C Fund	Jun. 30, 2021
Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	9.35%
5 Years	6.44%
10 Years	5.40%
SMASh Series C Fund
Average Annual Return:
1 Year	2.93%
5 Years	5.57%
10 Years	5.56%
SMASh Series C Fund | After Taxes on Distributions
Average Annual Return:
1 Year	1.39%
5 Years	3.69%
10 Years	3.65%
SMASh Series C Fund | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.68%
5 Years	3.45%
10 Years	3.48%